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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Michael Larson
          -------------------
Address:  2365 Carillon Point
          -------------------
          Kirkland, WA 98033
          -------------------

Form 13F File number:  28-05147
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
       -----------------
Title: Reporting Manager
       -----------------
Phone: (425) 889-7900
       -----------------

Signature, Place, and Date of Signing

   /s/ Michael Larson               Kirkland, Washington            May 13, 2005
-------------------------           --------------------            ------------
       [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE:  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

             Form 13F File Number             Name

             28-05149                         Cascade Investment, L.L.C.
             --------                         -------------------------------
             28-10098                         Bill & Melinda Gates Foundation
             --------                         -------------------------------

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                                   Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  2
Form 13F Information Table Value Total:  $90,153
                                         -------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                             FORM 13F INFORMATION TABLE
                                                AS OF MARCH 31, 2005

                                                             AMOUNT AND TYPE
                                                               OF SECURITY                                   VOTING AUTHORITY
                                                           ------------------                             ----------------------
                                                   VALUE    SHARES/PRN    SH/    INVESTMENT    OTHER
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (X1000)     AMOUNT      PRN    DISCRETION   MANAGERS    SOLE    SHARED    NONE
--------------       --------------     -----     -------   ----------    ---    ----------   --------    ----    ------    ----
CORIXA CORP              COM          21887F100     $1,577     513,783     SH       OTHER                         513,783
NEXTEL PARTNERS INC      CL A         65333F107    $88,576   4,040,870     SH       OTHER                       4,040,870
